SHORT-TERM DEBT AND LONG-TERM DEBT - Principal and Interest (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM DEBT AND LONG-TERM DEBT
Principal amount of loans and Financing	R$ 9,903,534	R$ 11,029,354
Interest accrued of loans and Financing	176,141	150,263
Total	R$ 10,079,675	R$ 11,179,617
Weighted average interest rate for debts denominated in US dollars	5.68%	5.31%
Weighted average interest rate for debts denominated in real currencies	104.90%	102.88%
Weighted average interest rate for debts denominated in other currencies	6.49%	7.42%